As filed with the Securities and Exchange Commission
on January 17, 2020

Registration No. 033-56339
811-07237
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-1A
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	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
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	Pre-Effective Amendment No.	/ /
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	Post-Effective Amendment No. 217	/ X /
	and/or	----
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	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
	ACT OF 1940	----
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	Amendment No. 215	/ X /
	(Check appropriate box or boxes)	----

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PUTNAM INVESTMENT FUNDS
(Exact Name of Registrant as Specified in Charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code
(617) 292-1000
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It is proposed that this filing will become effective
(check appropriate box)

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/ /	immediately upon filing pursuant to paragraph (b)
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/ X /	on December 30, 2019 pursuant to paragraph (b)
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/ /	60 days after filing pursuant to paragraph (a)(1)
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/ /	on (date) pursuant to paragraph (a)(1)
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/ /	75 days after filing pursuant to paragraph (a)(2)
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/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following box:
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/ /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

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ROBERT T. BURNS, Vice President
PUTNAM INVESTMENT FUNDS
100 Federal Street
Boston, Massachusetts 02110
(Name and address of agent for service)

Copy to:
BRYAN CHEGWIDDEN, Esquire
ROPES & GRAY LLP
1211 Avenue of the Americas
New York, New York 10036

This Post-Effective Amendment relates solely to the Registrant's Putnam International Capital Opportunities Fund, Putnam PanAgora Managed Futures Strategy, Putnam PanAgora Market Neutral Fund and Putnam PanAgora Risk Parity Fund series. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

PUTNAM INVESTMENT FUNDS

Putnam International Capital Opportunities Opportunities Fund PutnamPanAgora Managed Futures Strategy PutnamPanAgora Market Neutral Fund PutnamPanAgora Risk Parity Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 17th day of January, 2020.

Putnam Investment Funds on behalf of Putnam International Capital Opportunities Fund PutnamPanAgora Managed Futures Strategy PutnmamPanAgora Market Neutral Fund PutnamPanAgora Risk Parity Fund
By: /s/ Jonathan S. Horwitz, Executive Vice President, Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title

Kenneth R. Leibler*	Chair, Board of Trustees

Robert L. Reynolds*	President and Trustee

Jonathan S. Horwitz*	Executive Vice President, Principal Executive
Officer and Compliance Liaison

Janet C. Smith*	Vice President, Principal Financial Officer, Principal
Accounting Officer and Assistant Treasurer

Liaquat Ahamed*	Trustee

Ravi Akhoury*	Trustee

Barbara M. Baumann*	Trustee

Katinka Domotorffy*	Trustee

Catharine Bond Hill*	Trustee

Paul L. Joskow*	Trustee

Robert E. Patterson*	Trustee

George Putnam, III*	Trustee

Manoj P. Singh*	Trustee

By: /s/ Jonathan S. Horwitz,
as Attorney-in-Fact
January 17, 2020
* Signed pursuant to power of attorney filed in Post-Effective Amendment No. 204 to the Registrant's Registration Statement on November 27, 2018.